OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM OBLIGATIONS
15.	OTHER LONG-TERM OBLIGATIONS

The components of other long-term obligations at December 31 are listed below. Although other long-term obligations may be significantly affected by the creditor protection proceedings entered into on January 31, 2012, the impact isn’t presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

	2011	2010
Restructuring (note 19)	$0.1	$0.2
Environmental and remedial	8.0	7.7
Lease obligation – paper recycling – long term (note 5)	7.8	8.9
Other	3.3	3.4
	$19.2	$20.2

Asset retirement obligations

The following table provides a reconciliation of the company’s asset retirement obligations.

	2011	2010
Balance, beginning of year	$7.9	$9.1
Liabilities incurred	–	0.1
Liabilities settled	(0.7)	(1.5)
Accretion expense	0.1	0.2
Revised estimates of future cash flows	1.2	–
Balance, end of year	$8.5	$7.9

The balance sheet classification for asset retirement obligations is as follows:

	2011	2010
Other long-term obligations	$8.0	$7.7
Accounts payable and accrued liabilities	0.5	0.2
	$8.5	$7.9